FAIR VALUE MEASURMENTS (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 42,121	$ 61,197
Currency options designated as hedging instruments (current liability)	25	2
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	973	957
Currency options designated as hedging instruments (current liability)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	41,148	60,240
Currency options designated as hedging instruments (current liability)	$ 25	$ 2